Provisions and other current liabilities (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provisions for deductions from revenue [roll forward]
Provisions for deductions from revenue, at beginning of period	$ 6,315	$ 6,732	$ 6,481
Effects of currency translation and business combinations	(197)	68	(210)
Payments/utilizations	(19,829)	(16,703)	(22,261)
Additions prior year	(315)	(206)	(322)
Additions current year	21,157	17,798	23,072
Changes in offset against gross trade receivables	(127)	41	(28)
Provisions for deductions from revenue, at end of period	7,004	6,315	6,732
Continuing operations [member]
Provisions for deductions from revenue [roll forward]
Payments/utilizations			(14,691)
Additions prior year			(218)
Additions current year			15,231
Changes in offset against gross trade receivables			$ (2)
Discontinued operations [member]
Provisions for deductions from revenue [roll forward]
Provisions for deductions from revenue, discontinued operations, at beginning of period	$ 1,415
Provisions for deductions from revenue, discontinued operations, at end of period		$ 1,415